Other revenues (Tables)	12 Months Ended
Dec. 31, 2020
Other revenues
in	2020	2019	2018
Other revenues (CHF million)
Noncontrolling interests without SEI	0	0	(2)
Loans held-for-sale	(34)	(14)	(4)
Long-lived assets held-for-sale	26	252	39
Equity method investments	(254)	232	228
Other investments	769	1,141	337
Other	786	959	799
Other revenues	1,293	2,570	1,397

Bank
Other revenues
in	2020	2019	2018
Other revenues (CHF million)
Loans held-for-sale	(34)	(14)	(4)
Long-lived assets held-for-sale	26	252	39
Equity method investments	(255)	230	221
Other investments	769	1,142	335
Other	1,009	1,183	906
Other revenues	1,515	2,793	1,497